Others, net (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Others, net
Government financial incentives		39,993,581	41,019,039	25,083,207
Exchange (loss) / gain	535,200	3,334,352	(7,994,077)	(5,802,680)
Expired game prepaid cards		4,428,309	10,647,183
Online reading income		21,200,829	8,759,252	216,994
PRC IIT refund		6,373,716	3,542,642
Rental income		5,230,480	2,419,411
Others		3,651,309	(4,222,412)	(4,316,011)
Total	$ 13,517,050	84,212,576	54,171,038	15,181,510